UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459

13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark E. Brady
Title:    Chief Operations Officer
Phone:    (937) 291-1223

Signature, Place and Date of Signing:


/s/ Mark E. Brady                  Dayton, Ohio               May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    84

Form 13F Information Table Value Total:   $3,761,702
                                         (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6      COL 7        COLUMN 8

                                                                                          INVESTMENT
                                                            VALUE             SH/ PUT/    DISCRETION    OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP   (X$1000)  QUANTITY PRN CALL  SOLE    SHARED  MNGRS  SOLE     SHARED  NONE
AAMES INVT CORP MD              COM             00253G108    15213   2678350  SH        2678350         N/A    2678350
ACCREDITED HOME LENDRS HLDG CO  COM             00437P107    79395   1551290  SH        1551290         N/A    1551290
ACETO CORP                      COM             004446100      826    112059  SH         112059         N/A     112059
ALTRIA GROUP INC                COM             02209S103    50370    710841  SH         710841         N/A     710841
AMERICA SRVC GROUP INC          COM             02364L109     4681    359221  SH         359221         N/A     359221
AMERICAN EAGLE OUTFITTERS NE    COM             02553E106   176953   5926089  SH        5926089         N/A    5926089
AMERICAN FINL RLTY TR           COM             02607P305    91295   7836495  SH        7836495         N/A    7836495
AMERICAN HOME MTG INVT CORP     COM             02660R107    49654   1590967  SH        1590967         N/A    1590967
AMERICAN PWR CONVERSION CORP    COM             029066107    97593   4222985  SH        4222985         N/A    4222985
AMERICREDIT CORP                COM             03060R101   177023   5760584  SH        5760584         N/A    5760584
AMERISAFE INC                   COM             03071H100     4439    369885  SH         369885         N/A     369885
ASHFORD HOSPITALITY TR INC      COM SHS         044103109    38757   3125574  SH        3125574         N/A    3125574
BERKSHIRE HATHAWAY INC DEL      CL B            084670207    36487     12114  SH          12114         N/A      12114
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109    93135   3488198  SH        3488198         N/A    3488198
CAPITAL LEASE FDG INC           COM             140288101     8640    779053  SH         779053         N/A     779053
CATO CORP NEW                   COM             149205106     5493    230210  SH         230210         N/A     230210
CENTURYTEL INC                  COM             156700106    55130   1409262  SH        1409262         N/A    1409262
CINTAS CORP                     COM             172908105   108869   2554402  SH        2554402         N/A    2554402
COMCAST CORP NEW                CL A            20030N101    74834   2860617  SH        2860617         N/A    2860617
COMPUDYNE CORP                  NOTE 6.25% 1/1  204795AA6     2286   3069000  SH        3069000         N/A    3069000
COMPUDYNE CORP                  COM PAR $0.75   204795306     1319    187846  SH         187846         N/A     187846
CONSOL ENERGY INC               COM             20854P109   147008   1982302  SH        1982302         N/A    1982302
DIAMONDROCK HOSPITALITY CO      COM             252784301    27853   2016907  SH        2016907         N/A    2016907
DUN & BRADSTREET CORP DEL NE    COM             26483E100    61425    801056  SH         801056         N/A     801056
ECC CAPITAL CORP                COM             26826M108     5447   3583464  SH        3583464         N/A    3583464
EMMIS COMMUNICATIONS CORP       CL A            291525103    31148   1946746  SH        1946746         N/A    1946746
EXXON MOBIL CORP                COM             30231G102      865     14206  SH          14206         N/A      14206
FAIR ISAAC CORP                 COM             303250104     1686     42565  SH          42565         N/A      42565
FIELDSTONE INVT CORP            COM             31659U300     7901    669580  SH         669580         N/A     669580
FIFTH THIRD BANCORP             COM             316773100      517     13133  SH          13133         N/A      13133
FINISH LINE INC                 CL A            317923100     5035    306050  SH         306050         N/A     306050
FRIEDMAN BILLINGS RAMSEY GRO    CL A            358434108    66811   7122688  SH        7122688         N/A    7122688
GANNETT INC                     COM             364730101    12223    203993  SH         203993         N/A     203993
GENERAL COMMUNICATION INC       CL A            369385109    10216    845025  SH         845025         N/A     845025
GENERAL ELECTRIC CO             COM             369604103      743     21371  SH          21371         N/A      21371
GOLDEN WEST FINL CORP DEL       COM             381317106   118713   1748349  SH        1748349         N/A    1748349
GOVERNMENT PPTYS TR INC         COM             38374W107     4122    432095  SH         432095         N/A     432095
HEARST - ARGYLE TELEVISION INC  COM             422317107    44402   1900762  SH        1900762         N/A    1900762
HIGHLAND HOSPITALITY CORP       COM             430141101    30099   2368169  SH        2368169         N/A    2368169
HOMEBANC CORP GA                COM             43738R109    39029   4440110  SH        4440110         N/A    4440110
IHOP CORP                       COM             449623107     4504     93945  SH          93945         N/A      93945
INTEGRATED ALARM SRVCS GROUP    COM             45890M109     4924   1337947  SH        1337947         N/A    1337947
ISHARES TR                      S&P 500 GRW     464287309      731     12000  SH          12000         N/A      12000
ITLA CAP CORP                   COM             450565106    11323    234826  SH         234826         N/A     234826
JONES APPAREL GROUP INC         COM             480074103    67843   1918087  SH        1918087         N/A    1918087
KNIGHT-RIDDER INC               COM             499040103   131576   2081573  SH        2081573         N/A    2081573
LANCASTER COLONY CORP           COM             513847103    64546   1536813  SH        1536813         N/A    1536813
LEE ENTERPRISES INC             COM             523768109    47396   1423717  SH        1423717         N/A    1423717
LEUCADIA NATL CORP              COM             527288104   174382   2922922  SH        2922922         N/A    2922922
LIBERTY GLOBAL INC              COM SER A       530555101     3536    172727  SH         172727         N/A     172727
LIBERTY GLOBAL INC              COM SER C       530555309     3413    172802  SH         172802         N/A     172802
LIBERTY MEDIA CORP NEW          COM SER A       530718105    66353   8081989  SH        8081989         N/A    8081989
MARKEL CORP                     COM             570535104     8077     23919  SH          23919         N/A      23919
MCG CAPITAL CORP                COM             58047P107    31643   2242599  SH        2242599         N/A    2242599
MEDIACOM COMMUNICATIONS CORP    CL A            58446K105    29518   5133486  SH        5133486         N/A    5133486
MERCURY GEN CORP NEW            COM             589400100    85221   1552298  SH        1552298         N/A    1552298
MORTGAGEIT HLDGS INC            COM             61915Q108    22749   2100512  SH        2100512         N/A    2100512
NATIONAL BEVERAGE CORP          COM             635017106     1088     94060  SH          94060         N/A      94060
NEW CENTURY FINANCIAL CORP      COM             6435EV108    51465   1118311  SH        1118311         N/A    1118311
NEW YORK MRTG TR INC            COM             649604105     8110   1501830  SH        1501830         N/A    1501830
NGP CAP RES CO                  COM             62912R107    20248   1488804  SH        1488804         N/A    1488804
NORTH FORK BANCORPORATION NY    COM             659424105   177024   6140266  SH        6140266         N/A    6140266
NVR INC                         COM             62944T105   151240    204669  SH         204669         N/A     204669
OPTEUM INC                      CL A            68384A100     6197    723958  SH         723958         N/A     723958
PARK NATL CORP                  COM             700658107     3094     29053  SH          29053         N/A      29053
PETROHAWK ENERGY CORP           COM             716495106    51380   3750353  SH        3750353         N/A    3750353
PFIZER INC                      COM             717081103    65278   2619482  SH        2619482         N/A    2619482
QUANTA CAPITAL HLDGS LTD        SHS             G7313F106    15490   5163245  SH        5163245         N/A    5163245
RAILAMERICA INC                 COM             750753105     9660    906169  SH         906169         N/A     906169
RLI CORP                        COM             749607107    52514    916482  SH         916482         N/A     916482
SAXON CAP INC NEW               COM             80556T106    16768   1606146  SH        1606146         N/A    1606146
SEABRIGHT INSURANCE HLDGS INC   COM             811656107    29952   1719409  SH        1719409         N/A    1719409
SHERWIN-WILLIAMS CO             COM             824348106    92018   1861203  SH        1861203         N/A    1861203
SPECIALTY UNDERWRITERS ALLIA    COM             84751T309     2549    374925  SH         374925         N/A     374925
SUPREME INDS INC                CL A            868607102     1834    246778  SH         246778         N/A     246778
TELEPHONE & DATA SYS INC        SPL COM         879433860    35623    943666  SH         943666         N/A     943666
TELEPHONE & DATA SYS INC        COM             879433100    77565   1966665  SH        1966665         N/A    1966665
THOMAS PPTY GROUP INC           COM             884453101     8997    661059  SH         661059         N/A     661059
TIMBERLAND CO                   CL A            887100105   147499   4309043  SH        4309043         N/A    4309043
TOPPS INC                       COM             890786106     8573    977592  SH         977592         N/A     977592
TOWER GROUP INC                 COM             891777104    31180   1349775  SH        1349775         N/A    1349775
TRINITY INDS INC                COM             896522109    69775   1282857  SH        1282857         N/A    1282857
UNITED PARCEL SERVICE INC       CL B            911312106     7409     93337  SH          93337         N/A      93337
UST INC                         COM             902911106    73805   1774167  SH        1774167         N/A    1774167

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